RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2014
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

19.RELATED PARTY BALANCES AND TRANSACTIONS

The principal related parties with which the Company had transactions during the periods presented are as follows:

Name of Related Parties	Relationship with the Company

Mr. Wang Song	The Co-Founder and Director of the Company
Ms. Kou Xiaohong	The Co-Founder and Director of the Company
Blue I.T. Technologies Limited (“Blue IT”)	A company 100% owned by Ms. Kou Xiaohong
Harvest Century International Ltd. (“HCI”)	A company 100% owned by Ms. Kou Xiaohong
Xuntong Tianxia Limited (“Xuntong”)*	A company under the significant influence of a senior management of the Company
Jiuzhou Changxiang Technologies (Beijing) Limited (“Jiuzhou Changxiang”)*	A company under the significant influence of a senior management of the Company

The Company had the following related party balances as of December 31, 2013 and 2014:

	Xuntong	Jiuzhou Changxiang	Ms. Kou Xiaohong	Total

Balance as of January 1, 2013	8,640	(1,044)	(18)	7,578

Cash received from Xuntong	(8,499)	—	—	(8,499)
Service fee charge by Jiuzhou Changxiang	—	(1,614)	—	(1,614)
Service fee paid to Jiuzhou Changxiang	—	1,814	—	1,814
Balance as of December 31, 2013	141	(844)	(18)	(721)
Cash received from Xuntong	(141)	—	—	(141)
Service fee paid to Jiuzhou Changxiang	—	844	—	844
Balance as of December 31, 2014	—	—	(18)	(18)
Balance as of December 31, 2014 (US$’000)	—	—	(3)	(3)

* Subsequent to the senior management’s resignation in September 2014, these companies ceased to be related parties of the Company.